Revenues	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues

NOTE 5 — Revenues

The following table disaggregates revenue by significant product type and operating segment for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Revenue by Product Type
RNG, including RINs and LCFS credits	$55,086	$821	$89,883	$821
RNG O&M service(1)	242	—	532	—
Power, including RECs	14,893	2,238	31,759	2,238
Power O&M service(1)	953	—	1,851	—
Equipment and associated services	2,808	2,068	4,022	3,722
Other(1)	468	—	533	—
Total	$74,450	$5,127	$128,580	$6,781

Revenue by Operating Segment
RNG	$55,328	$821	$90,415	$821
Power	15,846	2,238	33,610	2,238
Corporate and Other	3,276	2,068	4,555	3,722
Total	$74,450	$5,127	$128,580	$6,781

(1)      Includes revenues earned from the Company’s joint ventures, see “Note 20 — Related Party Transactions.”

Contract Assets and Contract Liabilities

The timing of revenue recognition may differ from the timing of invoicing to customers. Contract assets include unbilled amounts from equipment sales projects when revenues recognized under the cost-to-cost measure of progress exceed the amounts invoiced to customers, as the amounts cannot be billed under the terms of the contracts. There were no credit allowances for contract assets as of June 30, 2022 or December 31, 2021. Contract liabilities from contracts arise when amounts invoiced to customers exceed revenues from equipment sales recognized under the cost-to-cost measure of progress. Contract liabilities additionally include advanced payments from customers on certain equipment contracts. Contract liabilities decrease as revenue is recognized from the satisfaction of the related performance obligation and are recorded as either current or long-term, depending upon when such revenue is expected to be recognized.

Contract assets and liabilities consisted of the following as of June 30, 2022 and December 31, 2021:

(in thousands)	June 30, 2022	December 31, 2021
Contract assets (included in Prepaid expenses and other current assets)	$168	$87
Contract liabilities (included in Accrued and other current liabilities)	$(270)	$(505)

The decrease in contract liabilities during the six months ended June 30, 2022 was primarily due to the timing of milestone billings along with revenues recognized that were included in December 31, 2021 contract liabilities.

Costs to Obtain Customer Contracts

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer when the economic benefit and amortization period exceeds one year. Only those costs that are directly related to the acquisition of customer contracts and that would not have been incurred if the customer contract had not been obtained are deferred as assets. As of June 30, 2022, $2.5 million was recorded for costs to obtain customer contracts and included in other non-current assets on the Company’s consolidated balance sheet. Amortization will begin when the related contract commences.

Transaction Price Allocated to Remaining Unsatisfied Performance Obligations

Remaining unsatisfied performance obligations as of June 30, 2022 relate to certain of the Company’s RNG and Environmental Attributes contracts. The Company applies the optional exemptions in ASC 606 and does not disclose consideration for remaining performance obligations with an original expected duration of one year or less or for variable consideration related to unsatisfied performance obligations. Firm contracts for fixed-price, fixed-quantity sales of RNG and Environmental Attributes based on minimum contractual volumes are reflected in the table below when their original expected term is in excess of one year. The following table summarizes the revenue the Company expects to recognize over next 21 years on these firm sales contracts as of June 30, 2022:

(in thousands)
Remainder of 2022	$42,026
2023 – 2024	262,001
2025 – 2026	429,996
2027 – 2028	441,067
2029 – 2030	434,641
2031 – 2032	418,453
Thereafter	1,871,603
Total	$3,899,787

NOTE 5 — Revenues

Revenue by Product Type

The following table disaggregates revenue by significant product type for the year ended December 31, 2021 and 2020:

(in thousands)	2021	2020
RNG, including RINs and LCFSs	$44,815	$—
Gas O&M service	386	—
Power, including RECs	21,502	—
Electric O&M service	1,070	—
Equipment and associated services	5,817	6,523
Other	98	—
Total	$73,688	$6,523

Contract Assets and Contract Liabilities

The timing of revenue recognition may differ from the timing of invoicing to customers. Contract assets include unbilled amounts from equipment sales projects when revenues recognized under the cost-to-cost measure of progress exceed the amounts invoiced to customers, as the amounts cannot be billed under the terms of the contracts. There were no credit allowances for contract assets as of December 31, 2021 or 2020. Contract liabilities from contracts arise when amounts invoiced to customers exceed revenues from equipment sales recognized under the cost-to-cost measure of progress. Contract liabilities additionally include advanced payments from customers on certain contracts. Contract liabilities decrease as revenue is recognized from the satisfaction of the related performance obligation and are recorded as either current or long-term, depending upon when such revenue is expected to be recognized.

Contract assets and liabilities consisted of the following as of December 31, 2021 and 2020:

(in thousands)	2021	2020
Contract assets (included in Prepaid expenses and other current assets)	$87	$48
Contract liabilities (included in Accrued and other current liabilities)	$(505)	$(1,423)

The change in contract liabilities during year ended December 31, 2021 was primarily due to $1.4 million of revenue recognized that was included in contract liabilities at December 31, 2020, partially offset by an increase in new equipment sales billings in advance of revenue recognition.

Transaction Price Allocated to Remaining Unsatisfied Performance Obligations

Remaining unsatisfied performance obligations as of December 31, 2021 relate to certain of the Company’s RNG, RIN, and REC contracts. The Company applies the optional exemptions in ASC 606 and does not disclose consideration for remaining performance obligations with an original expected duration of one year or less or for variable consideration related to unsatisfied performance obligations. Firm contracts for fixed-price, fixed-quantity sales of RNG, RINs, and RECs are reflected in the table below when their original expected term is in excess of one year. The following table summarizes the revenue the Company expects to recognize over next 20 years on these firm sales contracts as of December 31, 2021:

(in thousands)
2022 – 2023	$118,362
2024 – 2025	123,992
2026 – 2027	128,826
2028 – 2029	118,116
2030 – 2031	119,115
Thereafter	416,779
Total	$1,025,189